COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE－15 COMMITMENTS AND CONTINGENCIES

Litigation — From time to time, the Company may be involved in various legal proceedings and claims in the ordinary course of business. Save for an ongoing proceeding described below, the Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

On November 20, 2024, Multi Ways SG filed a case against China Railway Tunnel Group Co., Ltd (Singapore Branch) for the claim amount of S$51,108.73. Multi Ways SG received a partial payment of $15,000 on December 9, 2024.

As of June 30, 2024 and December 31, 2023, the Company has no material commitments or contingencies.

NOTE－16 COMMITMENTS AND CONTINGENCIES

Litigation — From time to time, the Company may be involved in various legal proceedings and claims in the ordinary course of business. The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

As of December 31, 2023 and 2022, the Company has no material commitments or contingencies.